Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Line Items]
Raw materials, parts and supplies	$ 3,561,000	$ 1,908,000	$ 1,084,000
Work-in-progress	1,244,000	1,107,000	1,924,000
Finished products	209,000	1,191,000	34,000
Total	$ 5,014,000	4,206,000	$ 3,042,000
Previously Reported [Member]
Inventory Disclosure [Line Items]
Raw materials, parts and supplies		1,771,000
Work-in-progress		1,115,000
Finished products		1,320,000
Total		$ 4,206,000